Transamerica Premier Funds
                           Class A and Class M Shares

                         Supplement Dated July 29, 1999
           to Class A and Class M Shares Prospectus Dated May 1, 1998


On July 21, 1999, Transamerica Corporation completed its merger with a subsidiary of AEGON N.V., one of the world's leading international insurance groups. As a result of the merger, the investment advisory contracts between Transamerica Investors, Inc. (the Premier Funds) and Transamerica Investment Services, Inc. (TIS), the Premier Funds' investment adviser, automatically terminated and the new investment advisory contracts between the Premier Funds and TIS, approved at a special meeting of Premier Fund shareholders on June 16,1999, became effective.

As of  July  21,  1999,  AEGON  N.V.  owns  the  Premier  Funds'  administrator,
Transamerica  Occidental  Life  Insurance  Company;  distributor,   Transamerica
Securities Sales Corporation; and investment adviser, TIS.

                           Transamerica Premier Funds
                                 Investor Shares

                         Supplement Dated July 29, 1999
                 to Investor Shares Prospectus Dated May 1, 1998


On July 21, 1999, Transamerica Corporation completed its merger with a subsidiary of AEGON N.V., one of the world's leading international insurance groups. As a result of the merger, the investment advisory contracts between Transamerica Investors, Inc. (the Premier Funds) and Transamerica Investment Services, Inc. (TIS), the Premier Funds' investment adviser, automatically terminated and the new investment advisory contracts between the Premier Funds and TIS, approved at a special meeting of Premier Fund shareholders on June 16,1999, became effective.

As of  July  21,  1999,  AEGON  N.V.  owns  the  Premier  Funds'  administrator,
Transamerica  Occidental  Life  Insurance  Company;  distributor,   Transamerica
Securities Sales Corporation; and investment adviser, TIS.

                           Transamerica Premier Funds
                              Institutional Shares

                         Supplement Dated July 29, 1999
              to Institutional Shares Prospectus Dated May 1, 1998


On July 21, 1999, Transamerica Corporation completed its merger with a subsidiary of AEGON N.V., one of the world's leading international insurance groups. As a result of the merger, the investment advisory contracts between Transamerica Investors, Inc. (the Premier Funds) and Transamerica Investment Services, Inc. (TIS), the Premier Funds' investment adviser, automatically terminated and the new investment advisory contracts between the Premier Funds and TIS, approved at a special meeting of Premier Fund shareholders on June 16,1999, became effective.

As of  July  21,  1999,  AEGON  N.V.  owns  the  Premier  Funds'  administrator,
Transamerica  Occidental  Life  Insurance  Company;  distributor,   Transamerica
Securities Sales Corporation; and investment adviser, TIS.